Regulatory Capital Requirements (Compliance With Regulatory Capital Requirements Under Banking Regulations) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 (CETI), actual amount (in Dollars)	$ 93,101	$ 83,994
Common equity Tier 1 (CETI), actual ratio	10.40%	10.03%
Common equity Tier 1 (CETI), amount for capital adequacy purposes (in Dollars)	$ 40,302	$ 37,628
Common equity Tier 1 (CETI), ratio for capital adequacy purposes	4.50%	4.50%
Total Capital to Risk Weighted Assets, actual amount (in Dollars)	$ 118,595	$ 109,554
Total Capital to Risk Weighted Assets, actual ratio	13.24%	13.08%
Total Capital to Risk Weighted Assets, amount for capital adequacy purposes (in Dollars)	$ 71,648	$ 66,894
Total Capital to Risk Weighted Assets, ratio for capital adequacy purposes	8.00%	8.00%
Tier I Capital to Risk Weighted Assets, actual amount (in Dollars)	$ 111,101	$ 101,994
Tier I Capital to Risk Weighted Assets, actual ratio	12.41%	12.18%
Tier I Capital to Risk Weighted Assets, amount for capital adequacy purposes (in Dollars)	$ 53,736	$ 50,170
Tier I Capital to Risk Weighted Assets, ratio for capital adequacy purposes	6.00%	4.00%
Tier I Leverage Capital, actual amount (in Dollars)	$ 111,101	$ 101,994
Tier I Leverage Capital, actual ratio	10.93%	10.80%
Tier I Leverage Capital, amount for capital adequacy purposes (in Dollars)	$ 40,658	$ 37,765
Tier I Leverage Capital, ratio for capital adequacy purposes	4.00%	4.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 (CETI), actual amount (in Dollars)	$ 108,606	$ 99,631
Common equity Tier 1 (CETI), actual ratio	12.13%	11.90%
Common equity Tier 1 (CETI), amount for capital adequacy purposes (in Dollars)	$ 40,302	$ 37,628
Common equity Tier 1 (CETI), ratio for capital adequacy purposes	4.50%
Common equity Tier 1 (CETI), amount to be well capitalized under prompt corrective action provisions (in Dollars)	$ 58,214	$ 54,431
Common equity Tier 1 (CETI, ratio to be well capitalized under prompt corrective action provisions	6.50%	6.50%
Total Capital to Risk Weighted Assets, actual amount (in Dollars)	$ 116,100	$ 107,191
Total Capital to Risk Weighted Assets, actual ratio	12.96%	12.80%
Total Capital to Risk Weighted Assets, amount for capital adequacy purposes (in Dollars)	$ 71,648	$ 66,894
Total Capital to Risk Weighted Assets, ratio for capital adequacy purposes	8.00%	8.00%
Total Capital to Risk Weighted Assets, amount to be well capitalized under prompt corrective action provisions (in Dollars)	$ 89,560	$ 83,739
Total Capital to Risk Weighted Assets, ratio to be well capitalized under prompt corrective action provisions	10.00%	10.00%
Tier I Capital to Risk Weighted Assets, actual amount (in Dollars)	$ 108,606	$ 99,631
Tier I Capital to Risk Weighted Assets, actual ratio	12.13%	11.90%
Tier I Capital to Risk Weighted Assets, amount for capital adequacy purposes (in Dollars)	$ 53,736	$ 50,170
Tier I Capital to Risk Weighted Assets, ratio for capital adequacy purposes	6.00%	4.00%
Tier I Capital to Risk Weighted Assets, amount to be well capitalized under prompt corrective action provisions (in Dollars)	$ 71,648	$ 66,991
Tier I Capital to Risk Weighted Assets, ratio to be well capitalized under prompt corrective action provisions	8.00%	6.00%
Tier I Leverage Capital, actual amount (in Dollars)	$ 108,606	$ 99,631
Tier I Leverage Capital, actual ratio	10.68%	10.55%
Tier I Leverage Capital, amount for capital adequacy purposes (in Dollars)	$ 40,658	$ 37,765
Tier I Leverage Capital, ratio for capital adequacy purposes	4.00%	4.00%
Tier I Leverage Capital, amount to be well capitalized under prompt corrective action provisions (in Dollars)	$ 50,823	$ 47,211
Tier I Leverage Capital, ratio to be well capitalized under prompt corrective action provisions	5.00%	5.00%